Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, shares in Millions, Options in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Options EquityInstruments £ / shares shares	Dec. 31, 2018 GBP (£) Options EquityInstruments £ / shares shares	Dec. 31, 2017 GBP (£) Options EquityInstruments £ / shares shares
Sharesave
Average exercise price
At 1 January | £ / shares	£ 2.18	£ 2.38	£ 2.46
Granted | £ / shares	1.78	1.89	2.27
Exercised | £ / shares	2.83	2.44	2.46
Cancelled | £ / shares	2.25	2.46	2.49
At 31 December | £ / shares	£ 2.01	£ 2.18	£ 2.38
Shares under option
At 1 January	75	60.0	56.0
Granted	25	28	21.0
Exercised	(4)	(4)	(3.0)
Cancelled	(12)	(9)	(14.0)
At 31 December	84	75	60.0
Options exercisable, vesting period	6 months
Options exercisable | Options	3.2	4.9	3.7
Exercise price of outstanding share options | £ / shares	£ 2.49	£ 2.13	£ 2.77
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days	2 years 10 months 24 days	2 years 10 months 24 days
Fair value of options granted	£ 11	£ 21	£ 21
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.68	£ 1.68	£ 1.68
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 2.91	£ 3.43	£ 4.34
Deferred performance awards
Value at grant
At 1 January	£ 233	£ 264	£ 296
Granted	110	156	152
Forfeited	(10)	(21)	(11)
Vested	(137)	(166)	(173)
At 31 December	£ 196	£ 233	£ 264
Shares awarded
At 1 January (in shares)	92	101	102
Granted (in shares)	42	59	63
Forfeited (in shares)	(4)	(8)	(4)
Vested/exercised (in shares)	(54)	(60)	(60)
At 31 December (in shares)	76	92	101
Long-term incentives
Value at grant
At 1 January	£ 85	£ 102	£ 119
Granted	15	12	35
Vested	(12)	(5)	(22)
Lapsed	(25)	(24)	(30)
At 31 December	£ 63	£ 85	£ 102
Shares awarded
At 1 January (in shares) | EquityInstruments	32	37	38
Granted (in shares) | EquityInstruments	6	5	15
Vested/exercised (in shares) | EquityInstruments	(4)	(2)	(7)
Lapsed (in shares) | EquityInstruments	(9)	(8)	(9)
At 31 December (in shares) | EquityInstruments	25	32	37
Options over shares
At 1 January (in shares) | shares	2	2	4
Lapsed (in shares) | shares	(2)		(2)
At 31 December (in shares) | shares		2	2
Market value of awards vested and exercised	£ 10	£ 5	£ 22
Vested options over shares exercisable | shares	0	2	2